United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/16

Date of Reporting Period: Six months ended 08/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2015
Share Class	Ticker
A	FHYAX
C	FHYCX
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2015 through August 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.1%
Health Care	8.6%
Media Entertainment	8.6%
Packaging	5.8%
Midstream	5.5%
Automotive	4.9%
Independent Energy	4.8%
Cable Satellite	4.6%
Wireless Communications	3.7%
Pharmaceuticals	3.6%
Gaming	3.5%
Other[3]	31.8%
Cash Equivalents[4]	0.6%
Other Assets and Liabilities—Net[5]	1.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—83.9%
		Aerospace/Defense—0.9%
$1,300,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,288,625
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,674,755
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,177,000
575,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	565,656
1,075,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,056,188
1,000,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	987,500
		TOTAL	6,749,724
		Automotive—4.0%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,848,875
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	230,625
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	532,000
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	614,250
3,000,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,460,300
1,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,712,948
600,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	568,613
1,900,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,947,500
1,375,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,498,750
2,150,000		Lear Corp., 4.75%, 1/15/2023	2,144,625
400,000		Lear Corp., 5.25%, 1/15/2025	400,000
500,000		Lear Corp., 5.375%, 3/15/2024	510,000
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,321,000
1,050,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	966,000
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,075,250
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	716,394
1,700,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,823,250
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,396,575
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,354,500
2,050,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,224,250
675,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	700,313
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$2,225,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	$1,835,625
200,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	195,000
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	903,688
		TOTAL	30,980,331
		Building Materials—2.0%
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	590,813
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,553,875
600,000		Anixter International, Inc., 5.125%, 10/1/2021	600,750
625,000		Anixter International, Inc., 5.625%, 5/1/2019	657,031
1,000,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,002,500
1,075,000	[1]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	1,099,187
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	259,063
675,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	723,938
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,035,250
1,450,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,511,625
1,600,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,722,000
2,250,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,306,250
750,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	770,625
525,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	547,890
850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	848,937
		TOTAL	15,229,734
		Cable Satellite—4.5%
175,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	174,563
200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	202,500
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,845,000
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,411,937
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	466,688
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	736,000
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,610,000
500,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	492,750
3,150,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,150,000
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	511,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$1,125,000		DISH DBS Corp., 5.00%, 3/15/2023	$998,437
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	2,796,983
950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	868,063
1,250,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	941,250
1,450,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,076,625
2,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,486,000
2,250,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,991,250
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	729,375
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,954,875
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	876,916
800,000	[1,2]	Unitymedia Hessen Gmbh & Co. KG/Unitymedia NRW Gmbh, Series 144A, 5.00%, 1/15/2025	784,000
2,825,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	2,911,516
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,598,250
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,356,056
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	201,375
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	257,500
600,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	581,250
		TOTAL	35,010,409
		Chemicals—1.9%
1,075,000		Ashland, Inc., 4.75%, 8/15/2022	1,070,969
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,302,750
2,300,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	2,463,875
1,025,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	984,000
125,000		Georgia Gulf Corp., 4.875%, 5/15/2023	121,719
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	418,500
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,231,250
1,525,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,502,125
225,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	214,312
2,900,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	2,822,657
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	507,500
675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	698,625
		TOTAL	14,338,282
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—0.8%
$1,725,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	$1,205,343
115,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	122,188
625,000		United Rentals, Inc., 4.625%, 7/15/2023	617,188
875,000		United Rentals, Inc., 5.75%, 11/15/2024	866,250
2,400,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,313,000
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	894,687
		TOTAL	6,018,656
		Consumer Cyclical Services—1.2%
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,339,500
1,575,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,480,500
3,050,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,882,250
850,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	862,750
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,526,750
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	281,875
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	833,250
		TOTAL	9,206,875
		Consumer Products—2.3%
3,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,122,032
1,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,525,688
2,300,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,173,500
512,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	546,560
975,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	986,578
3,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	3,216,937
200,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	212,750
950,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	992,750
1,875,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,940,625
1,650,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,645,875
800,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	818,000
		TOTAL	18,181,295
		Diversified Manufacturing—0.8%
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,924,250
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,720,875
1,025,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,055,750
1,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,246,312
		TOTAL	5,947,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—3.3%
$2,075,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	$2,113,906
875,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	883,750
350,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	363,125
1,200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,176,000
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	804,160
2,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,297,812
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	801,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,317,875
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	348,563
175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	183,313
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,562,875
3,175,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,175,000
2,100,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,068,500
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,040,000
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,297,656
3,150,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,083,062
		TOTAL	25,516,597
		Food & Beverage—2.6%
4,575,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,543,524
2,750,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,856,562
1,775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	1,797,188
2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,807,000
800,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	828,000
1,225,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,267,875
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,456,000
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	174,125
4,375,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,571,875
		TOTAL	20,302,149
		Gaming—2.9%
825,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	833,250
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	478,125
1,575,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,626,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$1,450,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	$1,131,000
425,000		Churchill Downs, Inc., 5.375%, 12/15/2021	435,625
975,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	1,014,000
1,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,251,000
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,861,594
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	481,500
250,000		MGM Resorts International, 5.25%, 3/31/2020	252,500
475,000		MGM Resorts International, 6.00%, 3/15/2023	483,313
1,600,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	1,672,000
2,500,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,550,000
1,375,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	1,471,250
200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	222,000
1,323,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,381,709
675,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	723,937
2,225,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,364,952
		TOTAL	22,233,942
		Health Care—7.8%
2,100,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	1,963,500
2,200,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,253,636
3,100,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,305,375
575,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	592,250
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	835,125
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,670,812
2,650,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,693,062
325,000		HCA, Inc., 4.75%, 5/1/2023	330,278
4,700,000		HCA, Inc., 5.00%, 3/15/2024	4,823,375
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,298,500
1,975,000		HCA, Inc., Bond, 5.875%, 3/15/2022	2,152,750
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,823,562
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,219,132
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,428,281
475,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	485,688
1,025,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	1,053,188
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,415,210
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,675,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	$1,749,328
3,775,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	3,888,250
150,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	162,000
4,875,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,369,219
2,250,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	2,300,580
2,175,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,207,625
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,007,500
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,247,750
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,576,969
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,639,219
1,700,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,759,500
2,350,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,427,080
1,875,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,971,094
		TOTAL	60,649,838
		Independent Energy—4.8%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,013,250
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,131,250
450,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	414,000
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	906,750
1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,198,125
725,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	322,625
425,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	331,662
2,600,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	1,969,500
975,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	882,375
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,056,000
875,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	398,125
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	525,357
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	401,500
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	497,812
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,085,906
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	500,000
825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	705,375
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	303,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,400,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	$1,362,900
775,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	149,188
425,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	86,063
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,400,062
425,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	399,500
900,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	793,125
625,000		Laredo Petroleum, 5.625%, 1/15/2022	568,750
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	416,250
875,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	861,875
2,100,000		Legacy Reserves, 6.625%, 12/1/2021	1,480,500
850,000		Linn Energy LLC, 6.50%, 5/15/2019	357,000
575,000		Linn Energy LLC, 6.50%, 9/15/2021	215,625
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	464,125
325,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	132,438
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	928,625
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	573,750
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,434,375
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,046,500
875,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	730,625
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	351,750
225,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	221,625
1,025,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,009,625
475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	437,000
1,842,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,673,917
1,425,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,275,375
450,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	423,000
750,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	648,750
750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	667,500
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	291,000
1,350,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	396,562
150,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	45,563
900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	263,250
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	570,000
2,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,132,625
		TOTAL	37,452,305
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial Other—0.7%
$1,050,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	$1,060,500
1,250,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,190,625
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,905,750
1,700,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,642,625
775,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	749,813
2,150,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,026,375
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,690,625
1,775,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,779,437
		TOTAL	13,045,750
		Leisure—0.7%
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,175,875
525,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	535,500
750,000		Cinemark USA, Inc., 5.125%, 12/15/2022	752,812
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	657,281
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	859,092
1,475,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,504,500
		TOTAL	5,485,060
		Lodging—0.3%
750,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	731,250
925,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	968,938
325,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	323,375
		TOTAL	2,023,563
		Media Entertainment—6.6%
575,000		AMC Networks, Inc., 7.75%, 7/15/2021	616,688
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,038,817
625,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	631,643
175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	179,813
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,356,468
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,165,187
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	304,275
3,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,121,081
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	$917,125
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,354,062
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,037,156
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	388,125
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,680,000
200,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	198,000
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	223,313
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,412,885
825,000		Lamar Media Corp., 5.00%, 5/1/2023	822,938
375,000		Lamar Media Corp., 5.875%, 2/1/2022	393,750
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,153,125
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	355,688
825,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	822,938
2,300,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,354,625
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,691,750
2,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	2,549,250
1,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,249,500
275,000	[1,2]	Outfront Media Capital Corp./Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	284,281
1,525,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,471,625
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,499,125
2,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,721,750
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	275,171
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,103,750
1,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,227,875
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,316,437
1,100,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,089,000
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,745,437
1,600,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,540,000
1,600,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,526,000
2,025,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,045,250
		TOTAL	50,863,903
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—0.4%
$1,025,000		ArcelorMittal SA, 6.125%, 6/1/2025	$948,125
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	495,000
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	122,031
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	827,688
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	969,937
		TOTAL	3,362,781
		Midstream—5.5%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	377,385
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	863,979
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	661,500
1,425,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,403,625
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	561,184
1,075,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	983,625
3,400,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,298,000
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,771,687
1,225,000	[1,2]	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,182,125
1,125,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,085,625
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,479,250
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	279,984
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	617,500
3,275,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,302,547
2,425,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	2,261,312
975,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	904,312
375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	348,750
350,000		Regency Energy Partners LP, 4.50%, 11/1/2023	326,522
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	612,638
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	170,783
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	566,292
2,250,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,058,750
900,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	810,000
2,325,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,301,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	$878,625
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,616,000
1,625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	1,577,266
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,095,500
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	538,880
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	890,312
1,150,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,023,500
500,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	502,500
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	440,000
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	661,500
625,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	621,875
1,096,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,104,220
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	705,250
100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	101,500
275,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	279,125
1,275,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,294,125
		TOTAL	42,559,303
		Oil Field Services—0.1%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	638,000
1,325,000		FTS International, Inc., 6.25%, 5/1/2022	510,125
		TOTAL	1,148,125
		Packaging—4.9%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,447,062
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.286%, 12/15/2019	294,000
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	358,750
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,281,250
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	212,536
1,050,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,047,165
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,018,563
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,021,218
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,804,688
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,504,187
3,375,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	3,442,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	$1,574,000
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,890,000
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	296,625
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,189,781
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	509,688
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	691,453
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,834,906
3,325,000		Reynolds Group, 8.25%, 2/15/2021	3,437,219
350,000		Reynolds Group, 9.875%, 8/15/2019	368,375
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	509,250
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,179,406
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	308,250
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,251,563
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,194,822
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	439,875
3,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,419,250
		TOTAL	37,526,382
		Paper—0.5%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,891,000
750,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	755,625
		TOTAL	3,646,625
		Pharmaceuticals—3.5%
1,325,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	1,363,292
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	353,500
2,200,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,271,500
1,450,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,511,625
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,648,750
4,425,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,402,875
350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	354,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,325,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	$1,262,063
650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	646,750
800,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	818,000
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	896,875
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,905,875
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	482,719
125,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	127,500
2,750,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,822,187
4,075,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	4,207,437
		TOTAL	27,075,761
		Refining—0.3%
1,050,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,034,040
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,526,750
		TOTAL	2,560,790
		Restaurants—1.4%
1,300,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,309,750
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,388,125
1,450,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,526,125
3,350,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	3,341,625
		TOTAL	10,565,625
		Retailers—2.2%
3,650,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,832,500
1,200,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,014,000
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	321,000
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	575,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	618,125
2,950,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,104,875
100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	106,125
1,800,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,935,000
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,861,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,600,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$1,660,000
2,075,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,137,250
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	156,000
		TOTAL	17,321,375
		Technology—10.2%
1,800,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,152,000
725,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	471,250
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,745,156
1,425,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,282,500
2,300,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	2,316,100
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	1,747,812
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,368,250
1,250,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,231,250
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,563,187
1,150,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,121,250
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	926,250
1,600,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	1,668,000
1,675,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	1,147,376
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,454,625
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	839,375
2,650,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,693,062
471,000		First Data Corp., 11.25%, 1/15/2021	521,633
1,350,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,370,250
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	369,250
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,305,875
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	354,025
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,126,063
1,575,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,470,656
700,000		IAC Interactive Corp., 4.875%, 11/30/2018	721,875
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,916,625
5,350,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,868,500
425,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	427,125
3,100,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	2,914,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	$2,823,562
1,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,460,875
2,525,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,448,720
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	818,000
625,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	637,500
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	837,000
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,148,438
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,596,500
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	438,188
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	536,938
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	689,344
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,944,250
1,475,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	1,524,707
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	668,688
975,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	948,188
2,025,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,984,925
2,700,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	2,686,203
3,000,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	3,123,750
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	105,125
2,125,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,854,062
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,078,000
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	530,250
2,375,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	2,547,187
		TOTAL	78,523,720
		Transportation - Services—0.4%
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,863,000
500,000		Hertz Corp., 5.875%, 10/15/2020	507,680
		TOTAL	3,370,680
		Utility - Electric—1.1%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	2,893,187
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	213,750
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	685,750
16,290	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	16,413
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,175,000		NRG Energy, Inc., 6.25%, 5/1/2024	$2,077,125
975,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	962,813
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,098,250
725,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	685,125
		TOTAL	8,632,413
		Wireless Communications—3.7%
2,325,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,272,687
1,300,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,238,250
1,250,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,242,188
1,500,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,466,250
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	895,353
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,697,000
550,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	568,563
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	105,250
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	985,625
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	209,500
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	892,500
4,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,514,687
2,500,000		Sprint Corp., 7.125%, 6/15/2024	2,325,000
2,475,000		Sprint Corp., 7.875%, 9/15/2023	2,385,281
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	319,410
1,625,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,466,562
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	77,648
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,927,400
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	332,147
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	460,125
2,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,214,500
		TOTAL	28,595,926
		Wireline Communications—0.6%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	650,000
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	712,125
225,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	238,950
2,325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,249,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	$472,500
		TOTAL	4,323,013
		TOTAL CORPORATE BONDS (IDENTIFIED COST $671,499,607)	648,448,119
		COMMON STOCKS—10.8%
		Automotive—0.8%
106,340	[3]	American Axle & Manufacturing Holdings, Inc.	2,148,068
67,900		Goodyear Tire & Rubber Co.	2,021,383
107,310		Metaldyne Performance Group, Inc.	2,026,013
		TOTAL	6,195,464
		Building Materials—0.5%
61,435	[3]	HD Supply, Inc.	2,027,355
26,632	[3]	Nortek, Inc.	2,178,764
		TOTAL	4,206,119
		Construction Machinery—0.3%
35,300	[3]	United Rentals, Inc.	2,447,349
		Consumer Products—0.5%
130,882	[3]	Party City Holdco, Inc.	2,217,141
148,856	[3]	Performance Sports Group Ltd.	1,934,811
		TOTAL	4,151,952
		Containers & Packaging—0.3%
32,954		WestRock Co,	1,955,819
		Diversified Manufacturing—0.3%
35,475	[3]	WESCO International, Inc.	1,985,536
		Gaming—0.5%
116,050	[3]	Penn National Gaming, Inc.	2,107,468
51,127	[3]	Pinnacle Entertainment, Inc.	1,931,067
		TOTAL	4,038,535
		Health Care—0.5%
37,068	[3]	Community Health Systems, Inc.	1,990,552
35,565	[3]	Tenet Healthcare Corp.	1,750,865
		TOTAL	3,741,417
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	11,349
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	11,349
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrial - Other—0.6%
54,391	[3]	International Wire Group Holdings, Inc.	$2,393,204
236,666		Mueller Water Products, Inc., Class A	2,118,161
		TOTAL	4,511,365
		Leisure—0.3%
102,095		Regal Entertainment Group	1,941,847
		Media Entertainment—1.8%
207,437	[3]	Entercom Communication Corp., Class A	2,285,956
262,808		Entravision Communications Corp.	2,115,604
195,974	[3]	Media General, Inc., Class A	2,302,694
874,656	[3]	Radio One, Inc., Class D	2,711,434
99,915		Time, Inc.	2,075,235
229,929	[3,7]	Townsquare Media, Inc., Class A	2,641,884
		TOTAL	14,132,807
		Office Electronics—0.3%
28,400	[3]	Zebra Technologies Corp., Class A	2,353,792
		Oil Gas & Consumable Fuels—0.6%
321,944		Crestwood Midstream Partners LP	2,514,383
43,300		Williams Partners LP	1,725,505
		TOTAL	4,239,888
		Packaging—0.8%
66,898	[3]	Berry Plastics Group, Inc.	1,980,181
65,161		Greif, Inc., Class A	1,907,914
110,900	[3]	Owens-Illinois, Inc.	2,312,265
		TOTAL	6,200,360
		Paper—0.5%
40,238	[3]	Clearwater Paper Corp.	2,255,742
139,911		Graphic Packaging Holding Co.	1,972,745
		TOTAL	4,228,487
		Refining—0.3%
110,652		CVR Refining, LP	2,113,453
		Retailers—0.3%
17,855		PVH Corp.	2,124,388
		Semiconductor Manufacturing—0.3%
139,700	[3]	Micron Technology, Inc.	2,292,477
		Technology—1.3%
63,738	[3]	CommScope Holdings Co., Inc.	2,061,924
75,714	[3]	Engility Holdings, Inc.	2,104,849
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
83,056	[3]	NCR Corp.	$2,083,875
39,776		Seagate Technology, Inc.	2,044,487
153,237	[3]	Tower Semiconductor Ltd.	1,855,700
		TOTAL	10,150,835
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,441,763)	83,023,239
		INVESTMENT COMPANIES—3.4%[7]
2,179,037		Federated Bank Loan Core Fund	21,855,742
4,270,920		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[8]	4,270,920
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,498,109)	26,126,662
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $777,439,479)[9]	757,598,020
		OTHER ASSETS AND LIABILITIES - NET—1.9%[10]	14,943,805
		TOTAL NET ASSETS—100%	$772,541,825
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $334,108,241, which represented 43.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $329,991,203, which represented 42.7% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated company and holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $778,826,172.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$76,718,499	$2,393,204	$—	$79,111,703
International	3,900,187	—	11,349	3,911,536
Debt Securities:
Corporate Bonds	—	648,448,119	0	648,448,119
Investment Companies	4,270,920	21,855,742[1]	—	26,126,662
TOTAL SECURITIES	$84,889,606	$672,697,065	$11,349	$757,598,020
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.16	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)
Return of capital	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.16)	(0.28)
Redemption Fees	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.59	$6.88
Total Return[4]	(1.92)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.98%[5]	0.98%[5]
Net investment income	4.72%[5]	5.17%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,369	$17,781
Portfolio turnover	20%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Period Ended 2/28/2015[1]
Net Asset Value, Beginning of Period	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.13	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.24)
Return of capital	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.14)	(0.24)
Redemption Fees	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.59	$6.87
Total Return[4]	(2.14)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.73%[5]	1.73%[5]
Net investment income	3.99%[5]	4.46%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,106	$8,758
Portfolio turnover	20%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Year Ended 2/28/2015	Period Ended 2/28/2014[1]
Net Asset Value, Beginning of Period	$6.85	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.17	0.34	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.28)	(0.01)	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.33	0.54
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.26)
Return of capital	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.26)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds[4]	—	—	0.01
Net Asset Value, End of Period	$6.57	$6.85	$6.87
Total Return[5]	(1.65)%	4.95%	8.70%[4]
Ratios to Average Net Assets:
Net expenses	0.73%[6]	0.74%	0.74%[6]
Net investment income	4.94%[6]	5.05%	5.32%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.16%	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$127,571	$81,313	$19,888
Portfolio turnover	20%	36%	27%[8]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2015	Year Ended February 28 or 29,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.86	$6.88	$6.49	$6.05	$6.11	$5.47
Income From Investment Operations:
Net investment income	0.16	0.32	0.34	0.39	0.39	0.39
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)	(0.01)	0.38	0.32	(0.06)	0.66
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.31	0.72	0.71	0.33	1.05
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.39)	(0.39)	(0.41)
Return of capital	—	(0.00)[1,2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.33)	(0.34)	(0.39)	(0.39)	(0.41)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	0.01	0.12	—	—
Net Asset Value, End of Period	$6.57	$6.86	$6.88	$6.49	$6.05	$6.11
Total Return[4]	(1.92)%	4.68%	11.58%[3]	14.18%[3]	5.84%	19.87%
Ratios to Average Net Assets:
Net expenses	0.98%[5]	0.98%	0.99%	0.99%	0.99%	0.99%
Net investment income	4.65%[5]	4.69%	4.99%	5.93%	6.42%	6.78%
Expense waiver/reimbursement[6]	0.10%[5]	0.17%	0.25%	0.25%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$595,496	$615,300	$613,951	$363,306	$244,257	$254,077
Portfolio turnover	20%	36%	27%	37%	50%	50%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $26,126,662 of investment in affiliated holdings (Note 5) (identified cost $777,439,479)		$757,598,020
Cash		238,096
Cash denominated in foreign currencies (identified cost $493)		495
Income receivable		11,513,422
Receivable for investments sold		6,726,632
Receivable for shares sold		1,364,888
TOTAL ASSETS		777,441,553
Liabilities:
Payable for investments purchased	$2,779,375
Payable for shares redeemed	1,826,355
Income distribution payable	92,109
Payable for distribution services fee (Note 5)	11,223
Payable for other service fees (Notes 2 and 5)	135,477
Accrued expenses (Note 5)	55,189
TOTAL LIABILITIES		4,899,728
Net assets for 117,538,451 shares outstanding		$772,541,825
Net Assets Consist of:
Paid-in capital		$810,320,277
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(19,841,457)
Accumulated net realized loss on investments and foreign currency transactions		(17,573,347)
Distributions in excess of net investment income		(363,648)
TOTAL NET ASSETS		$772,541,825
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($31,368,626 ÷ 4,757,382 shares outstanding), no par value, unlimited shares authorized	$6.59
Offering price per share (100/95.50 of $6.59)	$6.90
Redemption proceeds per share (98.00/100 of $6.59)	$6.46
Class C Shares:
Net asset value per share ($18,106,340 ÷ 2,748,593 shares outstanding), no par value, unlimited shares authorized	$6.59
Offering price per share	$6.59
Redemption proceeds per share (97.00/100 of $6.59)	$6.39
Institutional Shares:
Net asset value per share ($127,570,590 ÷ 19,429,507 shares outstanding), no par value, unlimited shares authorized	$6.57
Offering price per share	$6.57
Redemption proceeds per share (98.00/100 of $6.57)	$6.44
Service Shares:
Net asset value per share ($595,496,269 ÷ 90,602,969 shares outstanding), no par value, unlimited shares authorized	$6.57
Offering price per share	$6.57
Redemption proceeds per share (98.00/100 of $6.57)	$6.44
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2015 (unaudited)
Investment Income:
Interest			$20,755,556
Dividends (including $554,652 received from affiliated holdings (Note 5))			975,977
TOTAL INCOME			21,731,533
Expenses:
Investment adviser fee (Note 5)		$2,311,430
Administrative fee (Note 5)		301,519
Custodian fees		20,529
Transfer agent fee		369,012
Directors'/Trustees' fees (Note 5)		6,569
Auditing fees		16,213
Legal fees		4,015
Portfolio accounting fees		95,865
Distribution services fee (Note 5)		54,034
Other service fees (Notes 2 and 5)		811,235
Share registration costs		55,917
Printing and postage		32,325
Miscellaneous (Note 5)		11,568
TOTAL EXPENSES		4,090,231
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(393,846)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,140)
TOTAL WAIVER AND REIMBURSEMENTS		(394,986)
Net expenses			3,695,245
Net investment income			18,036,288
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $21,408 on sales of investments in an affiliated holding) (Note 5)			4,885,117
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(38,283,634)
Net realized and unrealized loss on investments and foreign currency transactions			(33,398,517)
Change in net assets resulting from operations			$(15,362,229)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2015	Year Ended 2/28/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,036,288	$32,676,060
Net realized gain on investments and foreign currency transactions	4,885,117	12,311,585
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(38,283,634)	(14,683,831)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(15,362,229)	30,303,814
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(669,353)	(174,941)
Class C Shares	(288,445)	(71,489)
Institutional Shares	(2,875,034)	(2,429,576)
Service Shares	(14,478,560)	(31,026,961)
Return of capital
Class A Shares	—	(1,178)
Class C Shares	—	(482)
Institutional Shares	—	(16,366)
Service Shares	—	(208,988)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,311,392)	(33,929,981)
Share Transactions:
Proceeds from sale of shares	225,324,004	372,141,828
Net asset value of shares issued to shareholders in payment of distributions declared	17,758,865	32,769,587
Cost of shares redeemed	(160,135,667)	(312,253,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,947,202	92,658,170
Redemption Fees	117,215	280,086
Change in net assets	49,390,796	89,312,089
Net Assets:
Beginning of period	723,151,029	633,838,940
End of period (including (distributions in excess of) net investment income of $(363,648) and $(88,544), respectively)	$772,541,825	$723,151,029
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2015 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Semi-Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Service Shares may bear distribution service fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$35,325	$(950)
Class C Shares	17,537	(190)
Service Shares	758,373	—
TOTAL	$811,235	$(1,140)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
CPG International, Inc., Series 144A, 8.00%, 10/1/2021	9/24/2013 - 3/9/2015	$1,131,000	$1,099,187
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013	$1,617,750	$1,147,376
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$16,290	$16,413
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 - 12/2/2013	$2,285,719	$1,854,062
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2015		Period Ended 2/28/2015[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,921,900	$19,952,653	2,814,743	$19,077,001
Shares issued to shareholders in payment of distributions declared	95,957	649,394	23,377	159,434
Shares redeemed	(845,511)	(5,690,078)	(253,084)	(1,707,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,172,346	$14,911,969	2,585,036	$17,529,138

	Six Months Ended 8/31/2015		Period Ended 2/28/2015[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,616,723	$11,007,023	1,326,478	$9,019,391
Shares issued to shareholders in payment of distributions declared	42,615	287,821	10,541	71,841
Shares redeemed	(185,189)	(1,246,216)	(62,575)	(426,013)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,474,149	$10,048,628	1,274,444	$8,665,219
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2015		Year Ended 2/28/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,696,912	$65,868,691	12,201,866	$83,263,368
Shares issued to shareholders in payment of distributions declared	414,488	2,794,750	342,814	2,341,809
Shares redeemed	(2,549,860)	(17,138,554)	(3,569,580)	(24,168,132)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,561,540	$51,524,887	8,975,100	$61,437,045

	Six Months Ended 8/31/2015		Year Ended 2/28/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,943,507	$128,495,637	38,045,901	$260,782,068
Shares issued to shareholders in payment of distributions declared	2,075,833	14,026,900	4,405,057	30,196,503
Shares redeemed	(20,130,029)	(136,060,819)	(41,929,315)	(285,951,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	889,311	$6,461,718	521,643	$5,026,768
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,097,346	$82,947,202	13,356,223	$92,658,170
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2015, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $4,358, $2,279, $17,684 and $92,894, respectively. For the year ended February 28, 2015, the redemption fees for Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $2,126, $896, $20,664 and $256,400, respectively.
4. FEDERAL TAX INFORMATION
At August 31, 2015, the cost of investments for federal tax purposes was $778,826,172. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $21,228,152. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,251,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,479,575.
Semi-Annual Shareholder Report

At February 28, 2015, the Fund had a capital loss carryforward of $18,254,066 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$12,221,564	NA	$12,221,564
2019	$6,032,502	NA	$6,032,502
Under current tax rules, capital losses on security transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 28, 2015, for federal income tax purposes, post October losses of $1,992,181 were deferred to March 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, the Adviser voluntarily waived $385,389 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$54,034
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2015, FSC retained $44,294 of fees paid by the Fund. For the six months ended August 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2015, FSC retained $16,688 in sales charges from the sale of Class A Shares. FSC also retained $1,671 of CDSC relating to redemptions of Class A Shares and $2,775 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2015, FSSC received $15,614 and reimbursed $1,140 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.73%, 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's
Semi-Annual Shareholder Report

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $846,779 and $910,599, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Company and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended August 31, 2015, were as follows:
Affiliates	Balance of Shares Held 2/28/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2015	Value	Dividend Income
Townsquare Media, Inc., Class A	251,416	5,500	(26,987)	229,929	$2,641,884	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2015, the Adviser reimbursed $8,457. Transactions involving the affiliated holdings during the six months ended August 31, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2015	1,930,237	15,560,003	17,490,240
Purchases/Additions	497,309	110,925,462	111,422,771
Sales/Reductions	(248,509)	(122,214,545)	(122,463,054)
Balance of Shares Held 8/31/2015	2,179,037	4,270,920	6,449,957
Value	$21,855,742	$4,270,920	$26,126,662
Dividend Income	$7,491	$547,161	$554,652
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2015, were as follows:
Purchases	$234,324,386
Sales	$151,496,465
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2015, there were no outstanding loans. During the six months ended August 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2015, there were no outstanding loans. During the six months ended August 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$980.80	$4.88
Class C Shares	$1,000	$978.60	$8.60
Institutional Shares	$1,000	$983.50	$3.64
Service Shares	$1,000	$980.80	$4.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$4.98
Class C Shares	$1,000	$1,016.44	$8.77
Institutional Shares	$1,000	$1,021.47	$3.71
Service Shares	$1,000	$1,020.21	$4.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class C Shares	1.73%
Institutional Shares	0.73%
Service Shares	0.98%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
8092705 (10/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015